FORUM                                           ANNUAL REPORT
FUNDS(R)                                        SEPTEMBER 30, 2001



                                                EQUITY INDEX FUND



                             [Image: Greek Temple]

                                TABLE OF CONTENTS


A Message to Our Shareholders................................................. 1


                    FINANCIAL STATEMENTS OF EQUITY INDEX FUND

Performance Charts and Analysis............................................... 2

Independent Auditors' Report.................................................. 3

Statement of Assets and Liabilities........................................... 4

Statements of Operations...................................................... 5

Statements of Changes in Net Assets........................................... 6

Financial Highlights.......................................................... 7

Notes to Financial Statements................................................. 8



        FINANCIAL STATEMENTS OF INDEX PORTFOLIO OF WELLS FARGO CORE TRUST

Independent Auditors' Report................................................. 12

Statement of Assets and Liabilities.......................................... 13

Statement of Operations...................................................... 14

Statements of Changes in Net Assets.......................................... 15

Financial Highlights......................................................... 16

Schedule of Investments ..................................................... 17

Notes to Financial Statements................................................ 24

--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

Dear Investor:

We are pleased to present the Annual Report for the Equity Index Fund (the "Fund"), a series of Forum Funds. This report reviews the Fund's performance for the fiscal period beginning October 1, 2000 and ending September 30, 2001.

As was the case with many domestic equity funds, the past twelve months proved to be an extremely difficult investment environment. Beginning with the uncertainties that surrounded last November's presidential election, and continuing through the unstable conditions that followed the September 11 terrorist acts, domestic equity markets were both depressed and volatile. Like virtually every broad-based domestic index, the S&P 500 experienced substantial declines during the year. The Fund's performance mirrored those results.

As of September 30, 2001, Fund assets were approximately $7.2 million. The Fund returned -26.63% for the year ended September 30, 2001 (excluding any sales charges), slightly lagging the performance of its benchmark, the S&P 500 Index, which returned -26.61%. This performance is reflective of the particularly volatile market conditions that have defined equity markets in the last year. For the same period, Lipper Inc. ranked the Fund in the top quartile of its Lipper peer category, S&P 500 Index Funds, based on total returns and excluding sales charges, for both one-year (17th in a field of 155 funds) and three-year (12th in a field of 100 funds) performance.

In seeking to duplicate the return of the S&P 500 Index, the Fund invests substantially all of its assets in Index Portfolio (the "Portfolio"), a series of Wells Fargo Core Trust, another open-end management investment company. The Portfolio seeks to invest in all 500 stocks that make up the S&P 500 Index and in the same weightings as those of the S&P 500 Index.

A small portion of the Portfolio's assets is held in cash, which is invested in money market investments in order to accommodate shareholder transactions and to provide liquidity. Holding cash minimizes transaction costs, but may hurt performance in a rising market. The Portfolio seeks to reduce this risk by hedging its cash position through investing in S&P 500 futures contracts, which has the effect of keeping the Portfolio fully invested in stocks.

While we have no crystal ball to foresee the performance of the equity markets in the coming year, we take some comfort in the Federal Reserve Bank's aggressive monetary policies (with 10 rate cuts this year through mid-November) and in recent fiscal policy initiatives designed to stimulate the economy. When the economy does in fact turn, as we believe that it will, we expect that the fund will be well-positioned to take advantage of broad-based market growth.

Thank you for your confidence in Forum Funds. We remain dedicated to our commitment to provide you with the high quality investment service. If you have questions, please discuss them with your investment professional or call us at
(800) 943-6786.

Sincerely,

/s/ John Y. Keffer

John Y. Keffer,
Chairman


RESULTS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM HISTORICAL PERFORMANCE OF THE FUND. TOTAL RETURNS INCLUDE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. DURING THE PERIOD, SOME OF THE FUND'S FEES WERE WAIVED OR EXPENSES REIMBURSED. IN THE ABSENCE OF THESE WAIVERS AND REIMBURSEMENTS, PERFORMANCE FIGURES WOULD BE LOWER. IF THE MAXIMUM 4.0% SALES CHARGE HAD BEEN REFLECTED THE QUOTED PERFORMANCE WOULD HAVE BEEN LOWER. FOR ADDITIONAL FUND PERFORMANCE, PLEASE REFER TO THE PERFORMANCE CHARTS AND ANALYSIS ON THE NEXT PAGE. THE S&P 500 INDEX IS A GROUP OF UNMANAGED SECURITIES WIDELY REGARDED BY INVESTORS TO BE REPRESENTATIVE OF THE MARKET IN GENERAL. ONE CANNOT INVEST DIRECTLY IN AN INDEX

LIPPER INC. IS AN INDEPENDENT MUTUAL FUND RATING SERVICE THAT RANKS FUNDS IN VARIOUS FUND CATEGORIES BY MAKING COMPARATIVE CALCULATIONS USING TOTAL RETURNS. (11/01).


                                       1                          FORUM FUNDS(R)

--------------------------------------------------------------------------------

PERFORMANCE CHARTS & ANALYSIS
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

These charts reflect the change in value of a $10,000 investment, including reinvested dividends and distributions, in Equity Index Fund, compared to the S&P 500 Index, since the Fund's inception. The S&P 500 Index is a market weighted index composed of 500 large capitalization companies. The total return of the Fund includes operating expenses and a 4.00% sales charge that reduce returns, while the total return of the S&P 500 Index does not include expenses and sales charges. The Fund is professionally managed while the S&P 500 Index is unmanaged and is not available for investment. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. FOR MORE UP-TO-DATE PERFORMANCE PLEASE CALL (800) 943-6786.


                       EQUITY INDEX FUND VS. S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURN ON 9/30/01                    INVESTMENT VALUE ON 9/30/01
--------------------------------------                    ---------------------------
One Year:                             (29.56)%            Equity Index Fund:                     $11,172
Since Inception on 12/24/97:           2.98%              S&P 500 Index:                         $11,735

                EQUITY INDEX FUND    S&P 500 INDEX
   12/24/97           9,600             10,000
   01/31/98          10,042             10,534
   02/28/98          10,762             11,294
   03/31/98          11,309             11,872
   04/30/98          11,424             11,991
   05/31/98          11,222             11,785
   06/30/98          11,674             12,263
   07/31/98          11,549             12,133
   08/31/98           9,878             10,381
   09/30/98          10,560             11,046
   10/31/98          11,395             11,943
   11/30/98          12,086             12,667
   12/31/98          12,792             13,397
   01/31/99          13,286             13,957
   02/28/99          12,879             13,523
   03/31/99          13,383             14,064
   04/30/99          13,906             14,609
   05/31/99          13,577             14,264
   06/30/99          14,332             15,055
   07/31/99          13,887             14,585
   08/31/99          13,819             14,513
   09/30/99          13,441             14,116
   10/31/99          14,313             15,009
   11/30/99          14,594             15,314
   12/31/99          15,451             16,215
   01/31/00          14,675             15,401
   02/29/00          14,400             15,109
   03/31/00          15,804             16,587
   04/30/00          15,323             16,088
   05/31/00          15,009             15,757
   06/30/00          15,372             16,146
   07/31/00          15,146             15,894
   08/31/00          16,079             16,880
   09/30/00          15,225             15,825
   10/31/00          15,168             15,922
   11/30/00          13,970             14,667
   12/31/00          14,034             14,739
   01/31/01          14,529             15,262
   02/28/01          13,217             13,871
   03/31/01          12,380             12,993
   04/30/01          13,341             14,002
   05/31/01          13,424             14,096
   06/30/01          13,094             13,753
   07/31/01          12,970             13,617
   08/31/01          12,154             12,766
   09/30/01          11,172             11,735


                                       2                             FORUM FUNDS

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------


To the Board of Trustees and Shareholders
Forum Funds:

We have audited the accompanying statement of assets and liabilities of the Forum Equity Index Fund (the "Fund"), a series of the Forum Funds, as of September 30, 2001, including the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets for the four-month period ended September 30, 2000 and the year ended May 31, 2000 and the financial highlights for each of the years or periods in the period from December 24, 1997 (commencement of operations) to September 30, 2000, were audited by other auditors whose report dated November 10, 2000, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Forum Equity Index Fund as of September 30, 2001, the results of its operations, changes in its net assets and its financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.


                                              /s/ KPMG LLP


Boston, Massachusetts
November 9, 2001


                                        3                            FORUM FUNDS

--------------------------------------------------------------------------------
EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------


ASSETS
Total investments, at value (Cost $ 6,914,031) (Note 2)             $ 7,291,452
Receivable for Fund shares sold                                           5,446
Prepaid expenses                                                              -
Organization costs, net of amortization (Note 2)                            648
                                                                 ---------------

Total Assets                                                          7,297,546
                                                                 ---------------

LIABILITIES
Accrued expenses and other liabilities                                   18,638
                                                                 ---------------

Total Liabilities                                                        18,638
                                                                 ---------------

NET ASSETS                                                          $ 7,278,908
                                                                 ===============

COMPONENTS OF NET ASSETS
Paid-in capital                                                     $ 6,883,088
Accumulated undistributed net investment income                          70,275
Accumulated net realized loss from investments                          (51,876)
Unrealized appreciation of investments                                  377,421
                                                                 ---------------

NET ASSETS                                                          $ 7,278,908
                                                                 ===============

SHARES OF BENEFICIAL INTEREST                                           673,542

NET ASSET VALUE AND
 REDEMPTION PRICE PER SHARE                                             $ 10.81

OFFERING PRICE PER SHARE
(NAV / (1 - MAXIMUM SALES LOAD))                                        $ 11.26

MAXIMUM SALES LOAD                                                        4.00%


See Notes to Financial Statements.      4                            FORUM FUNDS

--------------------------------------------------------------------------------
EQUITY INDEX FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2001
--------------------------------------------------------------------------------


INVESTMENT INCOME
Interest income allocated from Portfolio (Note 1)                $       10,397
Dividend income allocated from Portfolio (Note 1)                       109,037
Securities lending income allocated from Portfolio (Note 1)               1,849
Net expenses allocated from Portfolio (Note 1)                          (11,596)
                                                                 ---------------
Total Investment Income                                                 109,687
                                                                 ---------------

EXPENSES
Adminstration (Note 3)                                                   17,847
Transfer agency (Note 3)                                                 34,867
Accounting (Note 3)                                                      14,900
Audit                                                                     8,400
Legal                                                                     2,921
Trustees                                                                    413
Reporting                                                                 2,166
Amortization of organization costs (Note 2)                                 528
Miscellaneous                                                             2,133
                                                                 ---------------
Total Expenses                                                           84,175
Expenses reimbursed and fees waived (Note 4)                            (73,443)
                                                                 ---------------
Net Expenses                                                             10,732
                                                                 ---------------

NET INVESTMENT INCOME                                                    98,955
                                                                 ---------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
INVESTMENTS AND FUTURES TRANSACTIONS
Net realized gain on investments in Portfolio (Note 1)                    4,050
Net realized loss on futures transactions
in Portfolio (Note 1)                                                   (41,023)
                                                                 ---------------
Net Realized Loss on Investments                                        (36,973)
                                                                 ---------------

Net change in unrealized depreciation
on investments in Portfolio (Note 1)                                 (2,732,642)
Net change in unrealized depreciation on futures
transactions in Portfolio (Note 1)                                      (40,378)
                                                                 ---------------
Net Change in Unrealized Depreciation on Investments
and Futures Transactions                                             (2,773,020)
                                                                 ---------------

NET REALIZED AND UNREALIZED LOSS ON
INVESTMENTS                                                          (2,809,993)
                                                                 ---------------

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                        $   (2,711,038)
                                                                 ===============


See Notes to Financial Statements.      5                            FORUM FUNDS

--------------------------------------------------------------------------------
EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                            Year           Four Months           Year
                                                                            Ended             Ended              Ended
                                                                       Sept. 30, 2001     Sept. 30, 2000     May 31, 2000
                                                                       ----------------  -----------------  ----------------

OPERATIONS
 Net investment income                                                        $ 98,955           $ 40,204         $ 141,432
 Net realized gain/(loss) on investments                                       (36,973)           112,577           304,725
 Net change in unrealized appreciation/(depreciation)
  of investments                                                            (2,773,020)           135,104           810,685
                                                                       ----------------  -----------------  ----------------

Net Increase (Decrease) in Net Assets Resulting from Operations             (2,711,038)           287,885         1,256,842
                                                                       ----------------  -----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income                                                        (133,119)                 -          (128,972)
 Net realized gain on investments                                             (356,495)                 -           (42,603)
                                                                       ----------------  -----------------  ----------------
Total Distributions to Shareholders                                           (489,614)                 -          (171,575)
                                                                       ----------------  -----------------  ----------------

CAPITAL SHARE TRANSACTIONS
 Sale of shares                                                                725,496            154,855         2,921,530
 Reinvestment of distributions                                                 488,900                  -           171,526
 Redemption of shares                                                       (1,251,350)        (3,408,210)       (1,823,707)
                                                                       ----------------  -----------------  ----------------

Net Increase (Decrease) from Capital Share Transactions                        (36,954)        (3,253,355)        1,269,349
                                                                       ----------------  -----------------  ----------------

Net Increase (Decrease) in Net Assets                                       (3,237,606)        (2,965,470)        2,354,616
                                                                       ----------------  -----------------  ----------------

NET ASSETS
 Beginning of period                                                        10,516,514         13,481,984        11,127,368

 End of period                                                             $ 7,278,908       $ 10,516,514      $ 13,481,984
                                                                       ================  =================  ================

SHARE TRANSACTIONS
 Sale of shares                                                                 56,125              9,794           197,840
 Reinvestment of distributions                                                  35,751                  -            11,010
 Redemption of shares                                                          (96,268)          (213,644)         (121,246)
                                                                       ----------------  -----------------  ----------------

Net Increase (Decrease) in Shares                                               (4,392)          (203,850)           87,604
                                                                       ================  =================  ================


Accumulated Undistributed Net Investment Income                               $ 70,275          $ 104,439          $ 64,235
                                                                       ================  =================  ================


See Notes to Financial Statements.      6                            FORUM FUNDS

--------------------------------------------------------------------------------
EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

These financial highlights reflect selected data for a share outstanding throughout each period.


                                            Oct. 1, 2000    June 1, 2000    June 1, 1999    June 1, 1998    Dec. 24, 1997 (f)
                                                 to              to              to              to              to
                                            Sept. 30, 2001  Sept. 30, 2000  May 31, 2000     May 31, 1999   May 31, 1998
                                            --------------  -------------   --------------  -------------   --------------

NET ASSET VALUE PER SHARE,
BEGINNING OF PERIOD                               $ 15.51        $ 15.29          $ 14.01        $ 11.69          $ 10.00
                                            --------------  -------------   --------------  -------------   --------------
INVESTMENT OPERATIONS
     Net investment income (a)                       0.14           0.08             0.45           0.16             0.07
     Net realized and unrealized gain (loss)
          on investments                            (4.12)          0.14             1.03           2.27             1.62
                                            --------------  -------------   --------------  -------------   --------------
Total from Investment Operations                    (3.98)          0.22             1.48           2.43             1.69
                                            --------------  -------------   --------------  -------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income                          (0.18)             -            (0.15)         (0.11)               -
     Net realized gain                              (0.54)             -            (0.05)             - (d)            -
                                            --------------  -------------   --------------  -------------   --------------
Decrease in Net Assets from Distributions           (0.72)             -            (0.20)         (0.11)               -
                                            --------------  -------------   --------------  -------------   --------------

NET ASSET VALUE, END OF PERIOD                    $ 10.81        $ 15.51          $ 15.29        $ 14.01          $ 11.69
                                            ==============  =============   ==============  =============   ==============

TOTAL RETURN (B)                                   (26.63)%        1.44%           10.55%         20.98%           16.90%

RATIO/SUPPLEMENTARY DATA
     Net assets at end of period (000's omitted)  $ 7,279       $ 10,517         $ 13,482       $ 11,127          $ 5,038
     Ratios to Average Net Assets
        Expenses, including reimbursement/
             waiver of fees (a)                     0.25%          0.25% (c)        0.25%          0.25%            0.25% (c)
        Expenses, excluding reimbursement/
             waiver of fees (a)                     1.13%          1.06% (c)        1.08%          1.26%            2.25% (c)
     Net investment income (loss), including
           reimbursement/waiver of fees (a)         1.11%          0.91% (c)        1.12%          1.27%            1.41% (c)

PORTFOLIO TURNOVER RATE (E)                            2%             3%              16%             4%               7%




-------------------------------------------------------------------------
(a)  Includes the Fund's proportionate share of income and expenses of Portfolio.
(b)  Total return calculations do not include sales charges and would have been lower had certain expenses not been waived or reimbursed during the period shown (Note 4).
(c)  Annualized.
(d)  Distributions per share were $0.002332.
(e)  Information presented is that of the Portfolio in which the Fund invests (Note 1).
(f)  Commencement of operations.


See Notes to Financial Statements.      7                            FORUM FUNDS

--------------------------------------------------------------------------------
EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------


NOTE 1.  ORGANIZATION

Forum Funds(R) (the "Trust") is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has twenty-three active investment portfolios. Included in this report is Equity Index Fund (the "Fund"), a diversified portfolio. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund commenced operations on December 24, 1997.

MASTER FEEDER ARRANGEMENT - The Fund seeks to achieve its investment objective by investing all of its investable assets in Index Portfolio (the "Portfolio"), a separate diversified portfolio of Wells Fargo Core Trust, a registered, open-end management investment company. The Portfolio directly acquires portfolio securities and a fund investing in the Portfolio acquires an indirect interest in those securities. This is commonly referred to as a master-feeder arrangement. The Fund (a feeder) accounts for its investment in the Portfolio (a master) as a partnership interest and records daily its share of the Portfolio's income, expenses, and realized and unrealized gain or loss. In addition, the Fund incurs its own expenses. The Fund may withdraw its investment from the Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. The financial statements of the Portfolio, including its schedule of investments, are included in this report and should be read in conjunction with the Fund's financial statements. The Fund's ownership interest in Index Portfolio was 0.51% as of September 30, 2001.


NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Fund.

SECURITY VALUATION - On each Fund business day, the Trust determines the net asset value per share of the Fund as of the close of the regular trading day on the New York Stock Exchange. The Fund records its investments in the Portfolio at value. The value of such an investment reflects the Fund's proportionate interest in the net assets of the Portfolio. The valuation of securities held in the Portfolio is discussed in the Notes to the Financial Statements of the Portfolio, which are included in this report.

INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of its Portfolio's income, expenses, realized and unrealized gain and loss. In addition, the Fund accrues its own expenses.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

ORGANIZATION COSTS - Costs that were incurred by the Fund in connection with its organization are amortized using the straight-line method over a five-year period.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.


                                       8                             FORUM FUNDS

--------------------------------------------------------------------------------
EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------


EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.


NOTE 3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISER - All of the Fund's investable assets are invested in the Portfolio, accordingly, the Fund does not have a direct investment adviser. The Fund pays its pro rata portion of the advisory fees incurred by the Portfolio. Rates paid by the Portfolio for advisory services are disclosed in the Notes to Financial Statements of the Portfolio.

ADMINISTRATOR - The administrator for the Fund is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives a fee at an annual rate of 0.20% of the average daily net assets of the Fund.

TRANSFER AGENT - The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ("FSS"). FSS receives from the Fund an annual fee of $12,000, plus 0.25% of the average daily net assets of the Fund, and an annual shareholder account fee of $18 per shareholder account.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the Fund's distributor. For its services, FFS receives, and may reallocate to certain financial institutions, the sales charges paid in connection with purchases or sales of the Fund's shares.

OTHER SERVICE PROVIDER - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives an annual fee of $12,000 plus $2,900 for the preparation of tax returns.


NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Certain service providers of the Fund have voluntarily undertaken to waive a portion of their fees and/or reimburse certain expenses of the Fund so that total expenses of the Fund would not exceed certain limitations. Fee waivers and expense reimbursements may be reduced or eliminated at any time. For the year ended September 30, 2001, expenses reimbursed and fees waived were as follows:

                                              EXPENSES                     FEES                         TOTAL FEES WAIVED
                              FEES WAIVED    REIMBURSED    FEES WAIVED    WAIVED BY     FEES WAIVED       AND EXPENSES
                                BY FADS        BY FADS        BY FSS       FACS         BY ADVISER          REIMBURSED
                              ------------------------------------------------------------------------------------------------
Equity Index Fund               $17,847        $13,435       $28,261      $13,900           -                $73,443
Index Portfolio                    -              -             -            -           $4,590               $4,590
  (Portion attributable to
     Equity Index Fund)


NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of securities, other than short-term investments for the Fund based on its ownership percentage of the Portfolio, were $673,076 and $131,249 respectively, for the year ended September 30, 2001. The Fund has a current year deferred post-October capital loss of $22,760. This loss will be realized for tax purposes on the first day of the following tax year.


                                       9                             FORUM FUNDS

--------------------------------------------------------------------------------
EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------


NOTE 6. CHANGE IN INDEPENDENT AUDITOR (UNAUDITED)

At its February 12, 2001 meeting, the Board of Trustees of Forum Funds (the "Trust") approved KPMG LLP ("KPMG") as the new independent accountant for the Equity Index Fund (the "Fund"), a series of the Trust, subject to the resignation of Deloitte & Touche LLP ("Deloitte") as independent auditor of Fund. The decision to replace Deloitte with KPMG was motivated by the fact that KPMG already serves as independent auditor for the Index Portfolio of Wells Fargo Core Trust, the portfolio in which the Fund invests substantially all of its assets. During the Fund's previous three fiscal periods and through the date of Deloitte's resignation, the Fund had no disagreements with Deloitte on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.


NOTE 7. FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR (UNAUDITED)

Income Dividends - All the income and any short-term capital gain dividends paid by the Fund for the tax year ended May 31, 2001 were ordinary income for federal income tax purposes. The percentage of qualifying dividends eligible for the corporate dividends received deductions was 100.00% for the year ended May 31, 2001.

Capital Gain Dividends - The Fund declared long-term capital gains of $349,452, for the tax year ended May 31, 2001.


                                       10                            FORUM FUNDS

                                  ANNUAL REPORT

                               SEPTEMBER 30, 2001


                                 INDEX PORTFOLIO



                             WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------


To the Board of Trustees and Partners
Wells Fargo Core Trust:

We have audited the accompanying statement of assets and liabilities of Wells Fargo Core Trust Index Portfolio, a portfolio of the Wells Fargo Core Trust, (the "Portfolio"), including the schedule of investments as of September 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period ended September 30, 2001. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 2001, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Core Trust Index Portfolio as of September 30, 2001, the results of its operations, changes in its net assets and its financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.


                                                /s/ KPMG LLP


San Francisco, California
November 9, 2001


                                       12                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------


ASSETS
Investments
    Total investments, at value (Cost $ 1,288,002,406)                            $ 1,422,452,263
    Cash                                                                                   50,000
    Collateral for securities loaned                                                  205,972,681
    Receivable for dividends, interest and other receivables                            1,501,437
    Receivable from daily variation margin on futures contracts                           835,605
                                                                                ------------------
Total Assets                                                                        1,630,811,986
                                                                                ------------------

LIABILITIES
    Payable for investments purchased                                                     217,592
    Payable for securites loaned                                                      205,972,681
    Payable to investment adviser                                                         143,156
    Payable to administrator                                                               10,102
    Accrued expenses and other liabilities                                                 32,489
                                                                                ------------------

Total Liabilities                                                                     206,376,020
                                                                                ------------------

NET ASSETS                                                                        $ 1,424,435,966
                                                                                ==================

Securities on Loan, at Market Value*                                                $ 203,640,890

* Included in Total investments, at value above.


See Notes to Financial Statements.     13                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2001
--------------------------------------------------------------------------------


INVESTMENT INCOME
   Dividend income                                                                   $ 20,097,176
   Interest income                                                                      1,907,792
   Securities lending income                                                              342,304
                                                                                ------------------
Total Investment Income                                                                22,347,272
                                                                                ------------------

EXPENSES
   Advisory                                                                             2,459,825
   Custody                                                                                327,977
   Accounting                                                                             122,055
   Legal                                                                                    6,998
   Audit                                                                                   19,700
   Directors' Fees                                                                          4,171
   Other                                                                                   40,052
                                                                                ------------------
Total Expenses                                                                          2,980,778
   Waived fees and reimbursed expenses                                                   (845,233)
                                                                                ------------------
Net Expenses                                                                            2,135,545
                                                                                ------------------
NET INVESTMENT INCOME                                                                  20,211,727
                                                                                ------------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
   Net realized gain/(loss) from
     Securities                                                                         1,173,261
     Financial futures transactions                                                   (15,235,174)
                                                                                ------------------
   Net realized loss from investments                                                 (14,061,913)
                                                                                ------------------
   Net change in unrealized appreciation/(depreciation) of
     Securities                                                                      (503,728,375)
     Financial futures transactions                                                     2,136,400
                                                                                ------------------
Net Change in Unrealized Depreciation of Investments                                 (501,591,975)
                                                                                ------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                      (515,653,888)
                                                                                ------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $ (495,442,161)
                                                                                ==================


See Notes to Financial Statements.     14                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                                       Year                   Year
                                                                                      Ended                  Ended
                                                                                  Sept. 30, 2001         Sept. 30, 2000
                                                                                -------------------    -------------------



OPERATIONS
   Net investment income                                                              $ 20,211,727           $ 20,208,840
   Net realized gain/(loss) from investments                                           (14,061,913)            77,692,490
   Net change in unrealized appreciation/(depreciation) of investments                (501,591,975)           113,818,829
                                                                                -------------------    -------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations                       (495,442,161)           211,720,159
                                                                                -------------------    -------------------

TRANSACTIONS IN INVESTORS' BENEFICAL INTERESTS
   Contributions                                                                       249,152,143            230,919,882
   Withdrawals                                                                        (128,518,336)          (226,954,383)
                                                                                -------------------    -------------------
Net Increase from Transactions in Investors' Beneficial Interest                       120,633,807              3,965,499
                                                                                -------------------    -------------------

Net Increase/(Decrease) in Net Assets                                                 (374,808,354)           215,685,658

NET ASSETS
     Beginning of period                                                             1,799,244,320          1,583,558,662
                                                                                -------------------    -------------------

     End of period                                                                 $ 1,424,435,966        $ 1,799,244,320
                                                                                ===================    ===================


See Notes to Financial Statements.     15                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                Ratios to Average
                                                                  Net Assets (a)
                                                    ------------------------------------------
                                                        Net                                       Portfolio
                                                    Investment         Net           Gross        Turnover         Total
                                                      Income        Expenses       Expenses (b)     Rate           Return
                                                    ------------   ------------   -------------  -------------   ------------

For Year or Period
October 1, 2000 to September 30, 2001                  1.23%          0.13%          0.18%           2%          (26.56)%
October 1, 1999 to September 30, 2000                  1.13%          0.13%          0.18%           8%           13.21%
June 1, 1999 to September 30, 1999                     1.25%          0.18%          0.23%           11%          (0.99)%
June 1, 1998 to May 31, 1999                           1.35%          0.18%          0.23%           4%           20.78%
June 1, 1997 to May 31, 1998                           1.60%          0.19%          0.24%           7%           30.42%
June 1, 1996 to May 31, 1997                           2.03%          0.11%          0.31%           7%           29.78%


----------------------------------------------------------------
(a)  Ratios for periods of less than one year are annualized.
(b)  During each period,  various fees and expenses were waived and  reimbursed.
     The ratio of Gross  Expenses  to Average  Net Assets  reflects  the expense ratio in the absence of any waivers and reimbursements (Note 5).


See Notes to Financial Statements.     16                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

COMMON STOCK - 96.97%
  Shares      Security Description                       Value       Shares       Security Description                     Value
----------   ---------------------------------------  -----------  -----------  ---------------------------------------  -----------
AMUSEMENT & RECREATION SERVICES - 0.03%                            BUSINESS SERVICES - CONTINUED
    17,200   Harrah's Entertainment, Inc. +           $   464,572       68,500  Electronic Data Systems Corp.            $ 3,944,230
                                                                        21,000  Equifax, Inc.                                459,900
APPAREL & ACCESSORY STORES - 0.33%                                      57,400  First Data Corp.                           3,344,124
   125,800   Gap, Inc.                                  1,503,310       27,300  Fiserv, Inc. +                               931,203
    48,800   Kohl's Corp. +                             2,342,400       43,100  IMS Health, Inc.                           1,079,655
    62,400   Limited, Inc.                                592,800       54,900  Interpublic Group of Cos., Inc.            1,119,960
    19,600   Nordstrom, Inc.                              283,220       30,500  Intuit, Inc. +                             1,091,900
                                                      -----------       12,100  Mercury Interactive Corp. +                  230,384
                                                        4,721,730      787,900  Microsoft Corp. +                         40,316,843
                                                      -----------       14,100  NCR Corp. +                                  418,065
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS                     52,410  Novell, Inc. +                               191,821
& SIMILAR MATERIALS - 0.05%                                             27,100  Omnicom Group, Inc.                        1,758,790
     7,700   Liz Claiborne, Inc.                          290,290      821,800  Oracle Corp. +                            10,338,244
    16,400   V.F. Corp.                                   480,028       38,700  Parametric Technology Co. +                  200,853
                                                      -----------       43,000  PeopleSoft, Inc. +                           775,720
                                                          770,318       25,700  Robert Half International, Inc. +            514,257
                                                      -----------       18,000  Sapient Corp. +                               69,300
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.06%                  66,300  Siebel Systems, Inc. +                       862,563
    16,400   Autozone, Inc. +                             850,504      476,800  Sun Microsystems, Inc. +                   3,943,136
                                                      -----------       15,600  TMP Worldwide, Inc. +                        442,884
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%                           46,400  Unisys Corp. +                               401,824
     8,800   Ryder System, Inc.                           175,912       58,200  VERITAS Software Corp. +                   1,073,208
                                                      -----------       83,000  Yahoo! Inc. +                                731,230
BUILDING CONSTRUCTION-GENERAL CONTRACTORS &                                                                              -----------
OPERATIVE BUILDERS - 0.05%                                                                                               110,120,223
     8,700   Centex Corp.                                 293,451                                                        -----------
     6,500   KB Homes Corp.                               184,665  CHEMICALS & ALLIED PRODUCTS - 13.28%
     8,623   Pulte Corp.                                  264,295      226,700  Abbott Laboratories                       11,754,395
                                                      -----------       33,400  Air Products & Chemicals, Inc.             1,288,572
                                                          742,411        8,300  Alberto Culver Co.                           322,787
                                                      -----------      192,400  American Home Products Corp.              11,207,300
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE                   152,700  Amgen, Inc. +                              8,972,652
HOME DEALERS - 1.21%                                                    16,100  Avery Dennison Corp.                         761,691
   341,600   Home Depot, Inc.                          13,107,192       34,700  Avon Products, Inc.                        1,604,875
   112,600   Lowe's Cos., Inc.                          3,563,790       21,800  Biogen, Inc. +                             1,211,644
    22,900   Sherwin-Williams Co.                         508,838      284,500  Bristol-Myers Squibb Co.                  15,806,820
                                                      -----------       27,800  Chiron Corp. +                             1,235,154
                                                       17,179,820       34,600  Clorox Co.                                 1,280,200
                                                      -----------       82,100  Colgate-Palmolive Co.                      4,782,325
BUSINESS SERVICES - 7.73%                                              131,400  Dow Chemical Co.                           4,304,664
    35,000   Adobe Systems, Inc.                          839,300      152,700  E.I. du Pont de Nemours & Co.              5,729,304
   648,600   AOL Time Warner, Inc. +                   21,468,660       11,300  Eastman Chemical Co.                         410,190
     7,900   Autodesk, Inc.                               253,274       18,700  Ecolab, Inc.                                 679,371
    91,400   Automatic Data Processing, Inc.            4,299,456      164,500  Eli Lilly & Co.                           13,275,150
    35,700   BMC Software, Inc. +                         453,390       25,800  Forest Laboratories, Inc. +                1,861,212
   141,726   Cendant Corp. +                            1,814,093      154,400  Gillette Co.                               4,601,120
     2,700   Citrix Systems, Inc. +                       534,600        7,400  Great Lakes Chemical Corp.                   163,540
    84,400   Computer Associates International, Inc.    2,172,456       78,190  Immunex Corp. +                            1,458,244
    24,700   Computer Sciences Corp. +                    819,299       14,000  International Flavors & Fragrances, Inc.     387,660
    53,800   Compuware Corp. +                            448,154
    35,300   Concord EFS, Inc. +                        1,727,935
    25,000   Convergys Corp.  +                           693,750
    10,300   Deluxe Corp                                  355,762


See Notes to Financial Statements.     17                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

  Shares      Security Description                       Value       Shares       Security Description                     Value
----------   ---------------------------------------  -----------  -----------  ---------------------------------------  -----------
CHEMICALS & ALLIED PRODUCTS - CONTINUED                            DEPOSITORY INSTITUTIONS - CONTINUED
    33,466   King Pharmaceuticals, Inc. +             $ 1,403,899       69,900  Mellon Financial Corp.                   $ 2,259,867
    31,100   MedImmune, Inc. +                          1,108,093       87,900  National City Corp.                        2,632,605
   335,700   Merck & Co., Inc.                         22,357,620       32,600  Northern Trust Corp.                       1,710,848
   924,200   Pfizer, Inc.                              37,060,420       42,300  PNC Financial Services Group               2,421,675
   190,500   Pharmacia Corp.                            7,726,680       33,300  Regions Financial Corp.                      961,038
    24,700   PPG Industries, Inc.                       1,130,025       49,800  SouthTrust Corp.                           1,268,406
    23,500   Praxair, Inc.                                987,000       47,600  State Street Corp.                         2,165,800
   189,600   Procter & Gamble Co.                      13,800,984       42,700  Suntrust Banks, Inc.                       2,843,820
    32,200   Rohm & Haas Co.                            1,054,872       42,500  Synovus Financial Corp.                    1,173,000
   214,200   Schering-Plough Corp.                      7,946,820       20,100  Union Planter Corp.                          862,290
    11,100   Sigma Aldrich                                501,720      279,000  U.S. Bancorp                               6,188,220
    15,500   Watson Pharmaceuticals, Inc. +               848,005      205,300  Wachovia Corp.                             6,364,300
                                                      -----------      128,500  Washington Mutual, Inc.                    4,944,680
                                                      189,025,008      251,200  Wells Fargo Co.++                         11,165,840
                                                      -----------       13,500  Zions Bancorp                                724,410
COMMUNICATIONS - 7.24%                                                                                                   -----------
    45,800   Alltel Corp.                               2,654,110                                                        130,347,960
   505,100   AT&T Corp.                                 9,748,430                                                        -----------
   370,384   AT&T Wireless Service +                    5,533,537  EATING & DRINKING PLACES - 0.48%
    41,600   Avaya, Inc. +                                411,840       17,300  Darden Restaurants, Inc.                     454,125
   274,400   BellSouth Corp.                           11,401,320      189,300  McDonald's Corp. +                         5,137,602
    20,600   CenturyTel, Inc.                             690,100       21,500  Tricon Global Restaurants, Inc. +            843,230
    10,500   Certegy, Inc. +                              272,580       16,600  Wendy's International, Inc.                  442,390
    41,800   Citizens Communications Co. +                392,920                                                        -----------
    86,000   Clear Channel Communications, Inc. +       3,418,500                                                          6,877,347
   138,300   Comcast Corp., Class A +                   4,960,821                                                        -----------
   129,800   Global Crossing Ltd. +                       233,640  ELECTRIC, GAS & SANITARY SERVICES - 3.44%
   112,000   Nextel Communications, Inc. +                969,920       77,900  AES Corp. +                                  998,678
   243,200   Qwest Communications International, Inc. + 4,061,440       18,300  Allegheny Energy, Inc.                       671,610
   493,100   SBC Communications, Inc.                  23,234,872       28,900  Allied Waste Industries, Inc. +              368,475
   129,800   Sprint Corp. (FON Group)                   3,116,498       20,100  Ameren Corp.                                 771,840
   137,200   Sprint Corp. (PCS Group) +                 3,606,988       47,200  American Electric Power Co., Inc.          2,040,456
    30,500   Univision Communications, Inc. +             699,975       43,700  Calpine Corp. +                              996,797
   396,000   Verizon Communiations                     21,427,560       23,300  Cinergy Corp.                                719,271
   422,800   WorldCom, Inc. +                           6,358,912       19,300  CMS Energy Corp.                             386,000
                                                      -----------       31,100  Consolidated Edison Co.                    1,266,392
                                                      103,193,963       24,000  Constellation Energy Group                   580,800
                                                      -----------       36,200  Dominion Resources, Inc.                   2,148,470
DEPOSITORY INSTITUTIONS - 9.15%                                         24,100  DTE Energy Co.                             1,037,505
    54,200   AmSouth Bancorp                              979,394      113,000  Duke Energy Corp.                          4,277,050
   234,700   Bank of America Corp.                     13,706,480       47,700  Dynegy, Inc. Class A                       1,652,805
   107,700   Bank Of New York Co., Inc.                 3,769,500       47,700  Edison International                         627,732
   170,600   Bank One Corp.                             5,368,782       74,500  El Paso Energy Corp.                       3,095,475
    64,166   BB&T Corp.                                 2,338,851       32,300  Entergy Corp.                              1,148,588
    31,815   Charter One Financial, Inc.                  897,819       46,900  Exelon Corp.                               2,091,740
   736,200   Citigroup, Inc.                           29,816,100       32,800  FirstEnergy Corp.                          1,179,160
    21,600   Comerica, Inc.                             1,445,940       25,700  FPL Group, Inc.                            1,376,235
    84,300   Fifth Third Bancorp                        5,182,764       17,500  GPU, Inc.                                    706,300
   158,600   Fleet Boston Financial Corp.               5,749,250       20,100  KeySpan Corp.                                668,124
    23,200   Golden West Financial Corp.                1,347,920       16,800  Kinder Morgan, Inc.                          826,728
    36,700   Huntington Bancshares, Inc.                  635,277       49,700  Mirant Corp. +                             1,088,430
   290,600   J.P. Morgan Chase & Co.                    9,923,990       23,500  Niagara Mohawk Holdings, Inc. +              398,795
    62,100   KeyCorp                                    1,499,094        6,600  NICOR, Inc.                                  255,750


See Notes to Financial Statements.     18                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

  Shares      Security Description                       Value       Shares       Security Description                     Value
----------   ---------------------------------------  -----------  -----------  ---------------------------------------  -----------
ELECTRIC, GAS & SANITARY SERVICES - CONTINUED                      ELECTRONICS & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
    30,200   NiSource, Inc.                           $   703,962  EXCEPT COMPUTER EQUIPMENT - CONTINUED
    56,700   Pacific Gas & Electric Co.                   861,840       46,800  Sanmina Corp. +                          $   635,544
     5,200   People's Energy Corp.                        206,752       23,800  Scientific-Atlanta, Inc.                     417,690
    12,400   Pinnacle West Capital Corp.                  492,280       59,900  Tellabs, Inc. +                              591,812
    21,400   PPL Corp.                                    697,640      254,100  Texas Instruments, Inc.                    6,347,418
    31,783   Progress Energy, Inc.                      1,366,351        8,500  Thomas & Betts Corp.                         148,580
    30,400   Public Service Enterprise Group, Inc.      1,293,520       26,800  Vitesse Semiconductor Corp. +                207,700
    43,500   Reliant Energy, Inc.                       1,144,920        9,800  Whirlpool Corp.                              542,430
    30,200   Sempra Energy                                747,450       48,700  Xilinx, Inc. +                             1,145,911
   100,300   Southern Co.                               2,405,194                                                        -----------
    37,600   Texas Utilities Co.                        1,741,632                                                        119,316,360
    91,600   Waste Management, Inc.                     2,449,384                                                        -----------
    75,277   Williams Cos., Inc.                        2,055,062  ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT &
    50,200   XCEL Energy, Inc.                          1,413,130  RELATED SERVICES - 0.33%
                                                      -----------       11,600  Fluor Corp.                                  446,600
                                                       48,958,323       62,800  Halliburton Co.                            1,416,140
                                                      -----------       23,100  Moody's Corp.                                854,700
ELECTRONICS & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,                  54,700  Paychex, Inc.                              1,723,597
EXCEPT COMPUTER EQUIPMENT - 8.38%                                       17,100  Quintiles Transnational Corp. +              249,660
   114,400   ADC Telecommunications, Inc. +               399,256                                                        -----------
    50,400   Advanced Micro Devices, Inc. +               410,760                                                          4,690,697
    56,600   Altera Corp. +                               933,334                                                        -----------
    28,600   American Power Conversion Corp. +            334,048  FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
    52,700   Analog Devices, Inc. +                     1,723,290  TRANSPORTATION EQUIPMENT - 0.60%
    11,900   Andrew Corp. +                               216,342        4,000  Ball Corp.                                   239,600
    44,000   Applied Micro Circuits Corp. +               307,560       13,700  Cooper Industrites, Inc.                     568,139
    38,100   Broadcom Corp. +                             773,430        8,700  Crane Co.                                    190,704
    47,901   CIENA Corp. +                                492,901       22,400  Fortune Brands, Inc.                         750,400
    27,157   Comverse Technology, Inc. +                  556,175       44,500  Illinois Tool Works, Inc.                  2,407,895
    36,200   Conexant Systems, Inc. +                     300,460       63,600  Lockheed Martin Corp.                      2,782,500
    62,700   Emerson Electric Co.                       2,950,662       67,300  Masco Corp.                                1,375,612
 1,454,200   General Electric Co.                      54,096,240        8,500  Snap-On, Inc.                                189,805
   984,500   Intel Corp.                               20,073,955                                                        -----------
   192,700   JDS Uniphase Corp. +                       1,217,864                                                          8,504,655
    46,500   Linear Technology, Inc.                    1,525,200                                                        -----------
    52,900   LSI Logic Corp. +                            621,575  FOOD & KINDRED PRODUCTS - 4.17%
   498,600   Lucent Technologies, Inc.                  2,856,978        5,500  Adolph Coors Co.                             247,500
    48,100   Maxim Integrated Products, Inc. +          1,680,614      131,400  Anheuser-Busch Cos., Inc.                  5,503,032
    11,100   Maytag Corp.                                 273,504       97,125  Archer Daniels Midland Co.                 1,222,804
    87,300   Micron Technology, Inc. +                  1,643,859       59,800  Campbell Soup Co.                          1,674,400
    28,600   Molex, Inc.                                  803,946      364,100  Coca-Cola Co.                             17,058,085
   321,500   Motorola, Inc.                             5,015,400       65,176  Coca-Cola Enterprises, Inc.                  999,800
    25,400   National Semiconductor Corp. +               560,070       78,600  ConAgra Foods, Inc.                        1,764,570
     6,000   National Service Industries                  123,900       41,700  General Mills, Inc.                        1,897,350
    47,700   Network Appliance, Inc. +                    324,360       51,000  H J Heinz Co.                              2,149,650
   466,500   Nortel Networks Corp.                      2,617,065       15,800  Hercules, Inc.                               130,350
    20,900   Novellus Systems, Inc. +                     596,904       20,000  Hershey Foods Corp.                        1,307,400
    24,082   PMC-Sierra, Inc. +                           250,212       59,400  Kellogg Co.                                1,782,000
    11,500   Power-One, Inc. +                             70,725       21,100  Pepsi Bottling Group, Inc.                   972,077
    13,500   Qlogic Corp. +                               256,500      258,690  PepsiCo, Inc.                             12,546,465
   110,900   Qualcomm, Inc. +                           5,272,186       45,400  Ralston Purina Group                       1,489,120
                                                                       115,100  Sara Lee Corp.                             2,451,630


See Notes to Financial Statements.     19                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

  Shares      Security Description                       Value       Shares       Security Description                     Value
----------   ---------------------------------------  -----------  -----------  ---------------------------------------  -----------
FOOD & KINDRED PRODUCTS - CONTINUED                                HOTELS, ROOMING HOUSES, CAMPS & OTHER
    83,700   Unilever NV - NY Shares                  $ 4,521,474  LODGING PLACES - 0.11%
    33,100   Wm Wrigley Jr. Co.                         1,698,030       54,000  Hilton Hotels Corp.                      $   423,900
                                                      -----------       35,700  Marriott International - Class A           1,192,380
                                                       59,415,737                                                        -----------
                                                      -----------                                                          1,616,280
                                                                                                                         -----------

FOOD STORES - 0.41%                                                INDUSTRIAL & COMMERCIAL MACHINERY &
    59,300   Albertson's, Inc.                          1,890,484  COMPUTER EQUIPMENT - 5.73%
   118,700   Kroger Co. +                               2,924,768       51,100  Apple Computer, Inc. +                     $ 792,561
    55,700   Starbucks Corp. +                            826,588      119,000  Applied Materials, Inc. +                  3,384,360
    20,600   Winn-Dixie Stores, Inc.                      235,870       49,100  Baker Hughes, Inc.                         1,421,445
                                                      -----------       11,900  Black & Decker Corp.                         371,280
                                                        5,877,710       50,300  Caterpillar, Inc.                          2,253,440
                                                      -----------    1,071,500  Cisco Systems, Inc. +                     13,050,870
FORESTY - 0.11%                                                        247,300  Compaq Computer Corp.                      2,055,063
    31,500   Weyerhaeuser Co.                           1,534,365        6,000  Cummins Engine Co., Inc.                     198,000
                                                      -----------       34,400  Deere & Co.                                1,293,784
FURNITURE & FIXTURES - 0.19%                                           380,800  Dell Computer Corp. +                      7,056,224
    12,700   Johnson Control, Inc.                        828,548       29,800  Dover Corp.                                  897,278
    28,700   Leggett & Platt                              559,650       10,100  Eaton Corp.                                  598,021
    39,000   Newell Rubbermaid, Inc.                      885,690      323,100  EMC Corp. +                                3,796,425
    26,800   Rockwell Collins                             380,560        4,600  FMC Corp. +                                  225,354
                                                      -----------       47,300  Gateway, Inc. +                              257,785
                                                        2,654,448      284,400  Hewlett-Packard Co.                        4,578,840
                                                      -----------      254,400  IBM Corp.                                 23,481,120
GENERAL MERCHANDISE STORES - 3.13%                                      24,653  Ingersoll-Rand Co.                           833,271
    16,600   Big Lots, Inc.                               137,614       10,830  Inernational Game Technology +               460,275
    12,400   Dillards, Inc.                               163,308       28,000  Jabil Circuit, Inc. +                        501,200
    48,400   Dollar General Corp.                         566,280            2  Kadant, Inc. +                                    26
    25,136   Family Dollar Stores, Inc.                   691,743       18,800  Lexmark International Group, Inc. +          840,548
    28,900   Federated Department Stores, Inc. +          814,980       58,000  Minnesota Mining & Manufacturing Co.       5,707,200
    38,500   J.C. Penney Co., Inc.                        843,150       18,000  Pall Corp.                                   350,100
    71,700   KMart Corp. +                                501,183       83,000  Palm, Inc. +                                 121,180
    43,800   May Department Stores Co.                  1,271,076       17,100  Parker-Hannifin Corp.                        589,095
    48,100   Sears, Roebuck & Co.                       1,666,184       36,100  Pitney Bowes, Inc.                         1,380,825
   131,600   Target Corp.                               4,179,616       95,600  Solectron Corp. +                          1,113,740
    41,000   TJX Companies, Inc.                        1,348,900       12,500  Stanley Works                                456,875
   654,500   Wal-Mart Stores, Inc.                     32,397,750       33,200  Symbol Technologies, Inc.                    348,268
                                                      -----------       68,900  United Technologies Corp.                  3,203,850
                                                       44,581,784                                                        -----------
                                                      -----------                                                         81,618,303
HEALTH SERVICES - 0.54%                                                                                                  -----------
    78,700   HCA, Inc.                                  3,487,197  INSURANCE AGENTS, BROKERS & SERVICE - 0.41%
    57,000   HEALTHSOUTH Corp. +                          926,820       38,300  AON Corp.                                  1,608,600
    15,100   Manor Care, Inc. +                           424,310       24,900  Humana, Inc. +                               300,294
    47,500   Tenet Healthcare Corp. +                   2,833,375       40,300  Marsh & McLennan Cos., Inc.                3,897,010
                                                      -----------                                                        -----------
                                                        7,671,702                                                          5,805,904
                                                      -----------                                                        -----------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION                INSURANCE CARRIERS - 4.61%
CONTRACTORS - 0.01%                                                     20,900  Aetna, Inc.                                  603,801
     9,000   McDermott International, Inc. +               74,250       77,000  AFLAC, Inc.                                2,079,000
                                                      -----------      106,100  Allstate Corp.                             3,962,835
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.25%                  15,500  Ambac Financial Group, Inc.                  848,005
    42,300   Bed Bath & Beyond, Inc.                    1,076,958      383,624  American Financial Group, Inc.            29,922,672
    30,700   Best Buy Co., Inc. +                       1,395,315
    30,500   Circuit City Stores                          366,000
    27,100   RadioShack Corp.                             657,175
                                                      -----------
                                                        3,495,448
                                                      -----------


See Notes to Financial Statements.     20                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

  Shares      Security Description                       Value       Shares       Security Description                     Value
----------   ---------------------------------------  -----------  -----------  ---------------------------------------  -----------
INSURANCE CARRIERS - CONTINUED                                     METAL MINING - 0.25%
    25,700   Chubb Corp.                              $ 1,835,237       58,000  Barrick Gold Corp.                       $ 1,006,300
    21,900   CIGNA Corp.                                1,816,605       21,100  Freeport-McMoran Cooper & Gold, Inc. +       231,889
    23,500   Cincinnati Financial Corp.                   978,070       38,500  Homestake Mining Co.                         358,050
    49,500   Conseco, Inc.                                359,370       26,600  Inco Ltd.  +                                 330,106
    34,700   Hartford Financial Services Group          2,038,278       28,600  Newmont Mining Corp.                         674,960
    22,300   Jefferson-Pilot Corp.                        991,904       11,500  Phelps Dodge Corp.                           316,250
    45,100   John Hancock Financial Services            1,801,745       48,000  Placer Dome, Inc.                            613,920
    27,500   Lincoln National Corp.                     1,282,325                                                        -----------
    28,900   Loews Corp.                                1,337,492                                                          3,531,475
    21,700   MBIA, Inc.                                 1,085,000                                                        -----------
   109,800   MetLife, Inc.                              3,261,060  MINING & QUARRYING OF NONMETALLIC MINERALS,
    15,700   MGIC Investment Corp.                      1,025,838  EXCEPT FUELS - 0.04%
    10,800   Progressive Corp.                          1,446,120       14,800  Vulcan Materials Co.                         639,360
    18,700   Safeco Corp.                                 567,171                                                        -----------
    31,400   St. Paul Cos., Inc.                        1,294,308  MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.03%
    18,400   Torchmark Corp.                              717,600       25,200  Hasbro, Inc.                                 352,800
    46,400   Unitedhealth Group, Inc.                   3,085,600       63,100  Mattel, Inc.                                 988,146
    35,300   UnumProvident Corp                           891,325       21,400  Tiffany & Co.                                463,310
     9,300   Wellpoint Health Networks, Inc. +          1,015,095      283,500  Tyco International Ltd.                   12,899,250
    18,400   XL Capital Ltd.                            1,453,600                                                        -----------
                                                      -----------                                                         14,703,506
                                                       65,700,056                                                        -----------
                                                      -----------  MISCELLANEOUS RETAIL - 0.80%
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.07%                        65,900  Costco Wholesale Corp. +                   2,343,404
    33,100   Georgia-Pacific Group                        952,949       57,600  CVS Corp.                                  1,912,320
    15,300   Louisiana-Pacific Corp.                       99,450       43,600  Office Depot, Inc. +                         592,960
                                                      -----------       66,800  Staples, Inc. +                              889,776
                                                        1,052,399       28,900  Toys 'R' Us Inc. +                           497,947
                                                      -----------      149,000  Walgreen Co.                               5,130,070
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;                                                                         -----------
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.31%                                                                             11,366,477
    66,900   Agilent Technologies, Inc. +               1,307,895                                                        -----------
    19,300   Allergan, Inc.                             1,279,590  MOTION PICTURES - 0.40%
    30,900   Applera Corp.                                753,960      306,000  Walt Disney Co.                            5,697,720
     7,900   Bausch & Lomb, Inc.                          223,570                                                        -----------
    86,700   Baxter International, Inc.                 4,772,835  NONDEPOSITORY CREDIT INSTITUTIONS - 2.56%
    37,700   Becton, Dickinson & Co.                    1,394,900      193,700  American Express Co.                       5,628,922
    39,300   Biomet, Inc.                               1,149,525       30,500  Capital One Financial Corp.                1,403,915
    58,800   Boston Scientific Corp. +                  1,205,400       17,300  Countrywide Credit Industries, Inc.          759,989
     7,400   C.R. Bard, Inc.                              380,434      101,400  Federal Home Loan Mortgage Corp.           6,591,000
    20,900   Danaher Corp.                                986,062      146,400  Federal National Mortgage Association     11,720,784
    42,500   Eastman Kodak Co.                          1,382,525       67,900  Household International, Inc.              3,828,202
    44,900   Guidant Corp. +                            1,728,650      124,700  MBNA Corp.                                 3,777,163
    27,100   KLA-Tencor Corp. +                           855,818       41,800  Providian Financial Corp.                    842,270
   176,900   Medtronic, Inc.                            7,695,150       23,900  USA Education, Inc.                        1,981,549
     6,900   Millipore Corp.                              365,286                                                        -----------
    14,800   PerkinElmer, Inc.                            388,352                                                         36,533,794
    52,000   Raytheon Co.                               1,807,000                                                        -----------
    12,500   St. Jude Medical, Inc. +                     855,625  OIL & GAS EXTRACTION - 1.12%
    28,700   Stryker Corp.                              1,518,230       36,700  Anadarko Petroleum Corp.                   1,764,536
    13,700   Tektronix, Inc.  +                           239,613       18,400  Apache Corp.                                 791,016
    25,500   Teradyne, Inc. +                             497,250       31,000  Burlington Resources, Inc.                 1,060,510
    26,500   Thermo Electron Corp. +                      478,325       18,900  Devon Energy Corp.                           650,160
   101,600   Xerox Corp.                                  787,400      109,200  Enron Corp.                                2,973,516
    28,450   Zimmer Holdings, Inc. +                      789,488       17,000  EOG Resources, Inc.                          491,810
                                                      -----------       14,625  Kerr-McGee Corp.                             759,184
                                                       32,842,883       21,500  Nabors Industries, Inc. +                    450,855
                                                      -----------       19,600  Noble Drilling Corp. +                       470,400
                                                                        54,200  Occidental Petroleum Corp.                 1,319,228


See Notes to Financial Statements.     21                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

  Shares      Security Description                       Value       Shares       Security Description                     Value
----------   ---------------------------------------  -----------  -----------  ---------------------------------------  -----------
OIL & GAS EXTRACTION - CONTINUED                                   PRINTING, PUBLISHING & ALLIED INDUSTRIES - CONTINUED
    13,800   Rowan Cos., Inc. +                       $   170,844       23,300  New York Times Co.                       $   909,399
    83,900   Schlumberger Ltd.                          3,834,230       17,200  R.R. Donnelley & Sons Co.                    465,260
    46,600   Transocean Sedco Forex, Inc.               1,230,240       43,700  Tribune Co.                                1,372,180
                                                      -----------      260,600  Viacom, Inc., Class B +                    8,990,700
                                                       15,966,529                                                        -----------
                                                      -----------                                                         17,256,010
PAPER & ALLIED PRODUCTS - 0.70%                                                                                          -----------
     7,700   Bemis Co., Inc.                              306,845  RAILROAD TRANSPORTATION - 0.36%
     8,400   Boise Cascade Corp.                          247,800       57,300  Burlington Northern Santa Fe Corp.         1,532,775
    70,700   International Paper Co.                    2,460,360       31,200  CSX Corp.                                    982,800
    77,900   Kimberly-Clark Corp.                       4,829,800       56,300  Norfolk Southern Corp.                       907,556
    14,500   Mead Corp.                                   401,360       36,300  Union Pacific Corp.                        1,702,470
    23,200   Pactiv Corp. +                               336,168                                                        -----------
     7,200   Temple-Inland, Inc.                          341,928                                                          5,125,601
    14,700   Westvaco Corp.                               377,790                                                        -----------
    16,100   Willamette Industries, Inc.                  724,339  RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.23%
                                                      -----------       10,600  Cooper Tire & Rubber Co.                     150,944
                                                       10,026,390       23,200  Goodyear Tire & Rubber Co.                   427,576
                                                      -----------       39,700  Nike, Inc., Class B                        1,858,357
PERSONAL SERVICES - 0.14%                                                8,600  Reebok International Ltd. +                  178,020
    24,700   Cintas Corp.                                 995,410       12,200  Sealed Air Corp. +                           445,178
    26,800   H&R Block, Inc.                            1,033,408        8,500  Tupperware Corp.                             169,490
                                                      -----------                                                        -----------
                                                        2,028,818                                                          3,229,565
                                                      -----------                                                        -----------
PETROLEUM REFINING & RELATED INDUSTRIES - 5.48%                    SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
    13,000   Amerada Hess Corp.                           825,500  & SERVICES - 1.42%
    10,200   Ashland, Inc.                                393,210       15,400  Bear Stearns Cos., Inc.                      770,154
    93,900   Chevron Corp.                              7,958,025      202,900  Charles Schwab Corp.                       2,333,350
    91,500   Conoco, Inc. Class B                       2,318,610       38,700  Franklin Resources, Inc.                   1,341,729
 1,010,200   Exxon Mobil Corp.                         39,801,880       36,100  Lehman Brothers Holding, Inc.              2,052,285
    55,480   Phillips Petroleum Co.                     2,992,591      122,900  Merrill Lynch & Co., Inc.                  4,989,740
   313,900   Royal Dutch Petroleum Co. NY Shares ADR   15,773,475      162,900  Morgan Stanley Dean Witter & Co.           7,550,415
    12,300   Sunoco, Inc.                                 437,880       32,100  Stilwell Financial, Inc.                     625,950
    80,700   Texaco, Inc.                               5,245,500       18,000  T Rowe Price                                 527,400
    35,600   Unocal Corp.                               1,157,000                                                        -----------
    45,200   USX-Marathon Group, Inc.                   1,209,100                                                         20,191,023
                                                      -----------                                                        -----------
                                                       78,112,771  STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.08%
                                                      -----------      136,200  Corning, Inc.                              1,201,284
PRIMARY METAL INDUSTRIES - 0.47%                                                                                         -----------
    46,700   Alcan Aluminum Ltd.                        1,401,000  TOBACCO PRODUCTS - 1.15%
   126,400   Alcoa, Inc.                                3,919,664      322,000  Philip Morris Cos., Inc.                  15,549,380
    11,700   Allegheny Technologies, Inc.                 155,961       23,900  UST, Inc.                                    793,480
    19,100   Engelhard Corp.                              441,210                                                        -----------
    11,400   Nucor Corp.                                  452,580                                                         16,342,860
    13,000   USX-U.S. Steel Group, Inc.                   181,740                                                        -----------
    12,500   Worthington Industries, Inc.                 140,625  TRANSPORTATION BY AIR - 0.30%
                                                      -----------       22,500  AMR Corp. +                                  430,650
                                                        6,692,780       18,000  Delta Airlines, Inc.                         474,300
                                                      -----------       44,900  Fedex Corp. +                              1,650,075
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.21%                       111,500  Southwest Airlines Co.                     1,654,660
     9,300   American Greetings Corp.                     123,132        9,800  US Airways Group, Inc. +                      45,570
    12,600   Dow Jones & Co., Inc.                        572,418                                                        -----------
    38,700   Gannett Co., Inc.                          2,326,257                                                          4,255,255
    10,700   Knight Ridder, Inc.                          597,595                                                        -----------
    28,600   McGraw-Hill Cos., Inc.                     1,664,520
     7,300   Meredith Corp.                               234,549


See Notes to Financial Statements.     22                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (CONCLUDED)
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

  Shares      Security Description                       Value     Face Amount   Security Description                     Value
----------   ---------------------------------------  -----------  -----------  ---------------------------------------  -----------
TRANSPORTATION EQUIPMENT - 1.88%                                   SHORT-TERM INVESTMENTS - 2.85%
   127,700   Boeing Co.                               $ 4,277,950
    12,800   Brunswick Corp.                              210,816  REPURCHASE AGREEMENTS - 2.65%
    21,700   Dana Corp.                                   338,520     37,679,689  Goldman Sachs & Co. - 102%            $ 37,679,689
    82,000   Delphi Automotive Systems Corp.              963,500                 Collateralized by U.S. Government
   267,800   Ford Motor Co.                             4,646,330                 Securities
    29,400   General Dynamics Corp.                     2,596,608
    80,300   General Motors Corp.                       3,444,870  U.S. TREASURY BILLS - 0.20%
    25,200   Genuine Parts Co.                            802,872      2,910,000  3.42% yield, 2/28/02 #                   2,881,869
    15,100   Goodrich Corp.                               294,148                                                     --------------
    44,300   Harley-Davidson, Inc.                      1,794,150  Total Short-Term Investments (Cost $40,549,592)      $ 40,561,558
   118,500   Honeywell International, Inc.              3,128,400                                                     --------------
    12,900   ITT Industries, Inc.                         577,920
     8,700   Navistar International Corp. +               245,775  TOTAL INVESTMENTS IN SECURITIES
    12,500   Northrop Grumman Corp.                     1,262,500  (Cost $1,288,002,406)                     99.86%   $1,422,452,263
    11,200   PACCAR, Inc.                                 549,584  Other Assets and Liabilities               0.14%        1,983,703
    26,800   Rockwell International Corp.                 393,424                                         ---------   --------------
    20,600   Textron, Inc.                                692,366  TOTAL NET ASSETS                         100.00%   $1,424,435,966
    18,300   TRW, Inc.                                    545,706                                         =========   ==============
                                                   --------------
                                                       26,765,439
                                                   --------------

TRANSPORTATION SERVICES - 0.04%                                    -----------------------------------------------------------------
    19,500   Sabre Holdings Corp. +                       521,430  + Non-income earning securities.
                                                   --------------  # These U.S. Treasury Bills were pledged to cover margin
WATER TRANSPORTATION - 0.13%                                          requirement for open future contracts.
    85,600   Carnival Corp.                             1,884,912  ++ Security of an affiliate of the fund with a cost of $7,288,826
                                                   --------------

WHOLESALE TRADE-DURABLE GOODS - 1.78%
    13,900   Grainger (W W), Inc.                         540,015
   443,300   Johnson & Johnson                         24,558,820
    19,200   Visteon Corp.                                244,800
                                                   --------------
                                                       25,343,635
                                                   --------------

WHOLESALE TRADE-NONDURABLE GOODS - 0.98%
    15,064   AmerisourceBergen Corp. +                  1,068,791
    10,000   Brown-Forman Corp.                           631,800
    65,300   Cardinal Health, Inc.                      4,828,935
    41,700   McKesson HBOC, Inc.                        1,575,843
    74,000   Safeway, Inc. +                            2,939,280
    19,400   SUPERVALU, Inc.                              392,462
    98,500   Sysco Corp.                                2,515,688
                                                   --------------
                                                       13,952,799
                                                   --------------

Total Common Stocks (Cost $1,246,489,866)          $1,381,250,505
                                                   --------------

RIGHTS - 0.00%
    32,300   Seagate                                            -

REAL ESTATE INVESTMENT TRUST - 0.04%
    29,100   Starwood Hotel  & Resorts of                 640,200
             Worldwide, Inc.

Total Real Estate Investment Trust (Cost $962,948)        640,200
                                                   --------------


See Notes to Financial Statements.     23                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
September 30, 2001
--------------------------------------------------------------------------------


NOTE 1.  ORGANIZATION

Wells Fargo Core Trust ("Core Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Core Trust, created as the successor entity to the Norwest Core Trust, currently has 15 separate investment portfolios. These financial statements present Index Portfolio (the "Portfolio").

Interest in the Portfolio is sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust. Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust, some of which invest in one or more portfolios of Core Trust, through a tax-free exchange of shares.


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies which are consistently followed by Core Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.
Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Board of Trustees.

Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask price of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and


                                       24                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 2001
--------------------------------------------------------------------------------


sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.


FUTURES CONTRACTS

The Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On September 30, 2001, Index Portfolio held the following long futures contracts:

                                              Notional         Net Unrealized
Contracts   Type            Expiration Date   Contract Value   Appreciation
----------- --------------- ----------------- ---------------- ----------------
155 Long    S&P 500 Index   December 2001     $40,443,375      $1,522,525

The Portfolio has pledged to brokers U.S. Treasury bills for initial margin requirements with a par value of $2,910,000.

REPURCHASE AGREEMENTS

The Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolio's custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolio is collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

SECURITY LOANS

The Portfolio may loan securities in return for securities and cash collateral which is invested in various short-term fixed income securities. The Portfolio may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. The Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. Wells Fargo Funds Management, LLC receives 40% of the income on security lending activities and covers the expenses associated with securities lending activities. As of September 30, 2001, the value of securities on loan and the value of the related collateral are shown in the Statement of Assets and Liabilities.


                                       25                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
September 30, 2001
--------------------------------------------------------------------------------


FEDERAL INCOME TAXES

The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio is deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends, or gain have been distributed by the Portfolio.


NOTE 3.  ADVISORY FEES

Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for the Portfolio. Funds Management is an indirect wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. Prior to March 1, 2001, Wells Fargo Bank, N.A. ("Wells Fargo Bank") was the Portfolio's investment adviser. Pursuant to an Investment Advisory Agreement, Funds Management receives an advisory fee at an annual rate of 0.15% of the Portfolio's average daily net assets. Wells Fargo Bank received the same fee for its advisory services to the Portfolio. For the year ended September 30, 2001, the Portfolio's advisory fee was $2,459,825. The Portfolio's advisor is responsible for developing the investment policies and guidelines for the Portfolio, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Portfolio.

Funds Management has retained the services of Wells Capital Management, Inc. as sub-advisor to the Portfolio. The fees related to sub-advisory services are borne directly by the Advisor and do not increase the overall fees paid by the Portfolio to Funds Management. The current investment advisory fee and sub-advisory fee are as follows, with the fees expressed as a percentage of the average daily net assets.

Advisory Fee    Subadvisor                  Sub-Advisory Fee
--------------- --------------------------- ----------------------------------
0.15%           Wells Capital Management    0-200 million, 0.02%
                                            Greater than 200 million, 0.01%


NOTE 4.  OTHER FEES AND TRANSACTIONS WITH AFFILIATES

Currently, there are no administration fees charged to the Portfolio. Wells Fargo Bank Minnesota, N.A. ("WFB MN"), formerly Norwest Bank Minnesota, N.A., serves as the custodian for the Portfolio and may appoint certain sub-custodians to custody the Portfolio's foreign securities and assets held in foreign countries. WFB MN receives a fee with respect to the Portfolio at an annual rate of 0.02% of the Portfolio's average daily net assets.

Forum Accounting Services, LLC provides portfolio accounting and interestholder recordkeeping services for the Portfolio.


NOTE 5.  WAIVED FEES AND REIMBURSED EXPENSES

For the year ended September 30, 2001, Wells Fargo Funds Management, LLC waived fees of $845,233.

NOTE 6.  INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for the Portfolio for the year ended September 30, 2001 were $131,975,755 and $25,735,074, respectively.


                                       26                 WELLS FARGO CORE TRUST

FOR MORE INFORMATION                                                                       FORUM
                                                                                           FUNDS


                                                                                       EQUITY INDEX FUND





                                 TRANSFER AGENT
                        Forum Shareholder Services, LLC
                              Two Portland Square
                             Portland, Maine 04101




                                  DISTRIBUTOR
                            Forum Fund Services, LLC
                              Two Portland Square
                             Portland, Maine 04101
                                                                                            [LOGO]
                                                                                         FORUM FUNDS
                                                                                         P.O. Box 446
                                                                                     Portland, Maine 04112
      This report is authorized for distribution only to shareholders and       800-94FORUM (Shareholder Services)
          to others who have received a copy of the Fund's prospectus.          800-95FORUM (Dealer Services)